Offerings - Offering: 1	Aug. 26, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 25,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,827.50